ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2022
Disclosure Of Accounts Payable [abstract]
ACCOUNTS PAYABLE	ACCOUNTS PAYABLE

	2022	2021
Current
Suppliers	12,524,932	8,033,328
Related parties (Note 19)	936,625	766,831
Accounts payable for investments in property, plant and equipment	853,185	3,245,273
Provisions for expenses	3,384,658	3,297,014
Total	17,699,400	15,342,446